RELATED PARTY TRANSACTIONS - Compensation Paid to Key Management Personnel (Details) - USD ($)		12 Months Ended
		Sep. 30, 2019	Sep. 30, 2018	Sep. 30, 2017
RELATED PARTY TRANSACTIONS
Salaries, consulting fees, and director fees		$ 2,107,096	$ 2,439,422	$ 2,179,826
Share-based payments, net of cancellations	[1]	1,006,143	1,429,053	770,222
Total compensation		$ 3,113,239	$ 3,868,475	$ 2,950,048

[1]	Share-based payments to related parties represents the fair value of options granted and vested in the period to key management personnel net of expense reversed for options cancelled before vesting.